Regulatory Matters	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Regulatory Matters [Abstract]
REGULATORY MATTERS
2. REGULATORY MATTERS
Regulatory Proceedings
System Resiliency Plan (PUCT Docket No. 56545)
In May 2024, we filed a system resiliency plan for PUCT approval pursuant to recently enacted Texas House Bill 2555 and related rules promulgated by the PUCT. On August 16, 2024, we filed an unopposed settlement agreement for PUCT review and approval. The system resiliency plan outlined in the settlement agreement provides for approximately $2.9 billion in capital expenditures and $520 million in operation and maintenance expenses to enhance the resiliency of our transmission and distribution system, including measures to address extreme weather, wildfires, physical security threats, and cybersecurity threats. The plan provides for the majority of the spend to occur over a three-year period, with approximately $300 million in capital expenditures and approximately $20 million in operation and maintenance expenses to be carried over into a fourth year and either (i) automatically authorized if Oncor does not file a new system resiliency plan covering that year or (ii) included in any new system resiliency plan filed by Oncor as part of that plan’s first year of spend. To the extent our system resiliency plan is approved by the PUCT, we intend to recover distribution-related costs through our interim DCRF rate adjustments or base rate proceedings, as applicable, with the unrecovered distribution-related operation and maintenance expenses, depreciation expenses, carrying costs on unrecovered balances, and related taxes to be recognized as a regulatory asset for future recovery.
Capital Trackers
Interim DCRF and TCOS rate adjustments, also known as capital trackers, allow us to recover, subject to reconciliation, the cost of certain distribution and transmission investments, respectively, before the investments are considered for prudency in a comprehensive base rate review. Under PUCT rules, we can file up to two interim DCRF rate adjustment applications in a calendar year for certain distribution-related investments and up to two interim TCOS rate adjustment applications in a calendar year to reflect changes in certain transmission-related investments. These interim rate applications are subject to a regulatory proceeding and PUCT approval. Investments included in these capital trackers are also subject to prudence review by the PUCT in the next comprehensive base rate review following such adjustments, with a potential for the PUCT to also order refunds of previously collected amounts if a particular investment is found to be imprudent or inappropriately included in an interim rate adjustment.
TCOS revenues are also impacted by transmission billing units, which are updated annually effective January 1 each year to reflect certain changes in average ERCOT-wide peak electricity demand occurring during the previous calendar year.
During the nine months ended September 30, 2024, Oncor filed the following interim rate adjustment applications with the PUCT:

Filing Type	PUCT Docket No.	Investment Through	Filed	Effective Date	Annual Revenue Impact (a)
DCRF	56963	June 2024 (b)	August 2024	December 2024	$90
DCRF	56306	December 2023 (c)	March 2024	July 2024	$81

(a)	Annual revenue impact represents the incremental annual revenue impact, after taking into account revenue effects of prior applicable rate adjustments.
(b)	Reflects distribution and functionalized distribution-related capital investments generally put into service during the period from January 1, 2024 through June 30, 2024.
(c)	Reflects distribution and functionalized distribution-related capital investments generally put into service during the period from July 1, 2023 through December 31, 2023.

Comprehensive Base Rate Review (PUCT Docket No. 53601)
In April 2023, the PUCT issued a final order in our comprehensive base rate review filed in May 2022 with the PUCT and the cities in our service territory that have retained original jurisdiction over rates. New base rates implementing the final order went into effect in May 2023. In June 2023, the PUCT issued an order on rehearing in response to the motions for rehearing filed by us and certain intervening parties in the proceeding. The order on rehearing made certain technical and typographical corrections to the final order, but otherwise affirmed the material provisions of the final order and did not require modification of the rates that went into effect in May 2023. In September 2023, we filed an appeal in Travis County District Court. The appeal sought judicial review of certain of the order on rehearing’s rate base disallowances (the acquisition premium and its associated amortization costs relating to certain plant facilities acquired by Oncor in 2019, as well as certain of the employee benefit and compensation-related costs that we had previously capitalized) and related expense effects of those disallowances. In February 2024, the court dismissed the appeal for lack of jurisdiction. In March 2024, we appealed the court’s dismissal, which is currently with the Fifteenth Court of Appeals in Texas.
Regulatory Assets and Liabilities
We are subject to rate regulation and our financial statements reflect regulatory assets and liabilities in accordance with accounting standards related to the effect of certain types of regulation. Regulatory assets and liabilities represent probable future revenues that will be recovered from or refunded to customers through the ratemaking process based on PURA and/or the PUCT’s orders, precedents or substantive rules. Rate regulation is premised on the full recovery of prudently incurred costs and a reasonable rate of return on invested capital subject to PUCT review for reasonableness. Regulatory decisions can have an impact on the recovery of costs, the rate earned on invested capital and the timing and amount of assets to be recovered by rates.
The following table presents components of our regulatory assets and liabilities and their remaining recovery periods in effect at September 30, 2024.

	Remaining Rate Recovery/Amortization Period in Effect At September 30, 2024	At September 30, 2024	At December 31, 2023
Regulatory assets:
Employee retirement liability (a)(b)(c)	To be determined	$193	$189
Employee retirement costs being amortized	4 years	71	94
Employee retirement costs incurred since the last comprehensive base rate review period (b)	To be determined	71	70
Self-insurance reserve (primarily storm recovery costs) being amortized	4 years	366	454
Self-insurance reserve incurred since the last comprehensive base rate review period (primarily storm related) (b)	To be determined	774	438
Debt reacquisition costs	Lives of related debt	7	10
Under-recovered advanced metering system costs being amortized	4 years	64	83
Energy efficiency program performance bonus (a)	Approximately 1 year	5	21
Wholesale distribution substation service costs being amortized	4 years	54	65
Wholesale distribution substation service costs incurred since the last comprehensive base rate review period (b)	To be determined	28	28
Expenses related to COVID-19 (b)	Various	27	32
Recoverable deferred income taxes	Various	47	38
Uncollectible payments from REPs	Various	9	7
Other regulatory assets	Various	30	27

Total regulatory assets		1,746	1,556

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,579	1,519
Excess deferred taxes	Primarily over lives of related assets	1,263	1,311
Over-recovered wholesale transmission service expense (a)	Approximately 1 year	38	64
Unamortized gain on reacquisition of debt	Lives of related debt	24	25
Employee retirement costs over-recovered being refunded	4 years	20	23
Employee retirement costs over-recovered since the last comprehensive base rate review period (b)	To be determined	40	39
Other regulatory liabilities	Various	25	19

Total regulatory liabilities		2,989	3,000

Net regulatory liabilities		$(1,243)	$(1,444)

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery/refund is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.

2. REGULATORY MATTERS
Rate Proceedings
Base Rate Review (PUCT Docket No. 53601)
On April 6, 2023, the PUCT issued a final order in our comprehensive base rate review filed in May 2022 with the PUCT and the cities in our service territory that have retained original jurisdiction over rates. New base rates implementing the final order went into effect on May 1, 2023. Key findings made by the PUCT in the final order include setting our authorized return on equity at 9.7% (a decrease from our prior authorized return on equity of 9.8%), maintaining our regulatory capital structure at 57.5% debt to 42.5% equity, approving our requested regulatory asset amortization period of five years
, changing depreciation rates and lives of certain depreciable assets, and approving our requested increase for our annual self-insurance reserve accrual primarily associated with storm related costs. In addition, the final order excluded from rates an acquisition premium and its associated amortization costs relating to certain plant facilities acquired by Oncor in 2019, as well as $65 million of certain employee benefit and compensation related costs that we had previously capitalized primarily to property, plant and equipment during the period of 2017 through 2021. As a result, we recognized a charge against income in the first quarter of 2023 for the effects of that $65 million disallowance, as well as an additional $4 million charge against income due to certain similar employee benefit and compensation related costs that were capitalized during 2022. The total $69 million ($54 million after-tax)
write-off
consisted of a $55 million ($43 million
after-tax)
write-off
of disallowed capitalized property, plant and equipment reflected in operating expenses and a $14 million ($11 million after-tax)
write-off
of
non-operating
cost disallowances related to these disallowed employee benefit and compensation related costs.
On June 30, 2023, the PUCT issued an order on rehearing in response to the motions for rehearing filed by us and certain intervening parties in the proceeding. The order on rehearing made certain technical and typographical corrections to the final order, but otherwise affirmed the material provisions of the final order and did not require modification of the rates that went into effect on May 1, 2023. On September 22, 2023, we filed an appeal in Travis County District Court. The appeal sought judicial review of certain of the order on rehearing’s rate base disallowances (the disallowed 2019 acquisition premium and its associated amortization costs as well as certain of the disallowed employee benefit and compensation related costs that we had previously capitalized) and related expense effects of those disallowances. On February 22, 2024, the court dismissed the appeal for lack of jurisdiction. We are currently evaluating whether to appeal that ruling.
Capital Trackers
Interim DCRF and TCOS rate adjustments, also known as capital trackers, allow us to recover, subject to reconciliation, the cost of certain distribution and transmission investments, respectively, before the investments are considered for prudency in a base rate review. In June 2023, legislation was enacted by the Texas Legislature that increased the number of interim DCRF rate adjustment applications that may be filed by utilities in a single year for certain distribution-related investments from one application to up to two applications per year. Also, under PUCT rules, we can file up to two interim TCOS rate adjustment applications in a calendar year to reflect changes in our invested transmission capital. These interim rate applications are subject to a regulatory proceeding and PUCT approval. Investments included in these capital trackers are also subject to prudence review by the PUCT in the next base rate review following such adjustments, with a potential for the PUCT to also order refunds of previously collected amounts if a particular investment is found to be imprudent or inappropriately included in an interim rate adjustment.
TCOS revenues are also impacted by transmission billing units, which are updated to reflect certain changes in average ERCOT-wide peak electricity demand.
In 2023, Oncor filed the following interim rate update applications with the PUCT:

Filing Type	PUCT Docket No.	Investment Through	Filed	Effective Date	Annual Revenue Impact (a)
DCRF	55525	June 2023 (b)	September 2023	December 2023	$53
TCOS	55282	June 2023 (c)	July 2023	September 2023	$42
DCRF	55190	December 2022 (d)	June 2023	September 2023	$153

(a)	Annual revenue impact represents the incremental annual revenue impact, after taking into account revenue effects of prior applicable rate adjustments.
(b)	Reflects distribution capital investments generally put into service during the period from January 1, 2023 through June 30, 2023.
(c)	Reflects transmission capital investments generally put into service during the period from January 1, 2022 through June 30, 2023.
(d)	Reflects distribution capital investments generally put into service during the period from January 1, 2022 through December 31, 2022.

Regulatory Assets and Liabilities
We are subject to rate regulation and our financial statements reflect regulatory assets and liabilities in accordance with accounting standards related to the effect of certain types of regulation. Regulatory assets and liabilities represent probable future revenues that will be recovered from or refunded to customers through the ratemaking process based on PURA and/or the PUCT’s orders, precedents or substantive rules. Rate regulation is premised on the full recovery of prudently incurred costs and a reasonable rate of return on invested capital subject to PUCT review for reasonableness. Regulatory decisions can have an impact on the recovery of costs, the rate earned on invested capital and the timing and amount of assets to be recovered by rates.
On May 1, 2023, as part of the implementation of new base rates reflecting the final order in our comprehensive base rate review (PUCT Docket No. 53601), we commenced a five-year
amortization period for certain regulatory assets and liabilities accrued through the end of the December 31, 2021 test year.
The following table presents components of our regulatory assets and liabilities and their remaining recovery periods in effect at December 31, 2023.

	Remaining Rate Recovery/Amortization Period in Effect at December 31, 2023	At December 31,
		2023	2022
Regulatory assets:
Employee retirement liability (a)(b)(c)(d)	To be determined	$189	$157
Employee retirement costs being amortized	5 years	94	158
Employee retirement costs incurred since the last base rate review periods (b)	To be determined	70	91
Self-insurance reserve (primarily storm recovery costs) being amortized	5 years	454	181
Self-insurance reserve incurred since the last base rate review periods (primarily storm related) (b)	To be determined	438	571
Debt reacquisition costs	Lives of related debt	10	15
Under-recovered advanced metering system costs being amortized	5 years	83	107
Energy efficiency program performance bonus (a)	Approximately 1 year	21	28
Wholesale distribution substation service costs being amortized	5 years	65	—
Wholesale distribution substation service costs incurred since the last base rate review periods (b)	To be determined	28	97
Expenses related to COVID-19 being amortized	5 years	30	—
Unrecovered expenses related to COVID-19 incurred since the last base rate review periods (b)	To be determined	2	37
Recoverable deferred income taxes	Various	38	25
Uncollectible payments from REPs being amortized	5 years	7	—
Uncollectible payments from REPs incurred since the last base rate review periods (b)	To be determined	—	8
Other regulatory assets	Various	27	27

Total regulatory assets		1,556	1,502

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,519	1,431
Excess deferred taxes	Primarily over lives of related assets	1,311	1,375
Over-recovered wholesale transmission service expense (a)	Approximately 1 year	64	101
Unamortized gain on reacquisition of debt	Lives of related debt	25	25
Employee retirement costs over-recovered being refunded	5 years	23	—
Employee retirement costs over-recovered since the last base rate review periods (b)	To be determined	39	60
Other regulatory liabilities	Various	19	22

Total regulatory liabilities		3,000	3,014

Net regulatory assets (liabilities)		$(1,444)	$(1,512)

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery/refund is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
(d)
Reflects a $20 million reclassification related to certain employee retirement liabilities from regulatory assets to other comprehensive income in the first quarter of 2023, recorded as a result of the final order in our comprehensive base rate review (PUCT Docket No. 53601).